Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2022
Entity File Number	000-56301
Entity Registrant Name	OUTDOOR SPECIALTY PRODUCTS, INC.
Entity Central Index Key	0001610718
Entity Tax Identification Number	46-4854952
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3842 Quail Hollow Drive
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	(801)
Local Phone Number	560-5184
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false